Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio	Apr. 30, 2025
VIP Freedom 2025 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.47%
Past 5 years	5.77%
Past 10 years	6.54%
VIP Freedom 2025 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.40%
Past 5 years	5.66%
Past 10 years	6.43%
VIP Freedom 2025 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	8.28%
Past 5 years	5.52%
Past 10 years	6.27%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFV
Average Annual Return:
Past 1 year	8.98%
Past 5 years	5.44%
Past 10 years	6.35%